Retirement Benefits - Detailed Information for the Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of plan assets	¥ 1,627,110	¥ 1,318,073
Net retirement benefit assets (liabilities)	480,053	129,976
Of which retirement benefit liabilities included in "Other liabilities"	(38,881)	(38,986)
Of which retirement benefit assets included in "Other assets"	518,934	168,962
Present value of unfunded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	(32,872)	(32,696)
Present value of funded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	¥ (1,114,185)	¥ (1,155,401)